Long-term Debt - Summary of Terms and Conditions of Outstanding Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jun. 27, 2025	Dec. 31, 2024	Mar. 22, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount	$ 2,577,975		$ 2,402,881		$ 1,884,182
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate			1.65%
Carrying amount				$ 500,000
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		5.33%
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		4.52%
Canada, Dollars | Unsecured Revolving Facility | CORRA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.50%
Year of maturity	2028
Face value	$ 750,100		$ 370,000
Carrying amount	$ 546,713		255,812
Canada, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.52%
Year of maturity	2030
Face value	$ 150,000		0
Carrying amount	$ 109,597		0
Canada, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.94%
Year of maturity	2032
Face value	$ 75,000		0
Carrying amount	$ 54,798		0
Canada, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	5.33%
Year of maturity	2034
Face value	$ 75,000		0
Carrying amount	$ 54,798		0
United States of America, Dollars | Unsecured Revolving Facility | SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.50%
Year of maturity	2028
Face value	$ 0		19,310
Carrying amount	$ 0		19,242
United States of America, Dollars | Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	6.07%
Year of maturity	2027
Face value	$ 0		200,000
Carrying amount	0		199,609
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	255,000		255,000
Carrying amount	$ 254,728		254,631
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	5.64%
Year of maturity	2038
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.89%
Year of maturity	2026
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 500,000		500,000
Carrying amount	$ 499,470		499,273
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2036
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.15%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 200,000		200,000
Carrying amount	$ 199,731		199,719
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.55%
Year of maturity	2034
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.87%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 200,000		200,000
Carrying amount	$ 199,862		199,846
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.80%
Year of maturity	2037
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2032
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 500,000		500,000
Carrying amount	$ 499,468		499,273
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	7.11%
Year of maturity	2043
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	6.27%
Year of maturity	2028
United States of America, Dollars | Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 164,340		287,524
Carrying amount	$ 154,838		271,139
United States of America, Dollars | Conditional Sales Contracts | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	7.40%
Year of maturity	2031
United States of America, Dollars | Conditional Sales Contracts | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2026
United States of America, Dollars | Other Long-term Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.04%
Year of maturity	2027
Face value	$ 3,972		4,337
Carrying amount	$ 3,972		$ 4,337